Loans, Impaired Loans, and Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 696,757	$ 669,954
Allowance for loan losses	3,769	3,549
Loans, net of allowance	692,988	666,405
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	178,222	172,079
Allowance for loan losses	1,174	1,103
Loans, net of allowance	177,048	170,976
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	93,425	88,889
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	46,698	49,198
Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	27,840	24,071
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,786	9,361
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	473	560
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	554,179	535,585
Allowance for off balance sheet credit instruments	1,085	1,029
Total off balance sheet credit instruments, net of allowance	553,094	534,556
Off-balance sheet credit risks [member] | Retail exposures [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	230,632	237,463
Off-balance sheet credit risks [member] | Retail exposures [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	63,012	50,770
Off-balance sheet credit risks [member] | Retail exposures [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	12,600	12,354
Off-balance sheet credit risks [member] | Retail exposures [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,600	2,409
Off-balance sheet credit risks [member] | Non retail exposures [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	101	96
Off-balance sheet credit risks [member] | Non retail exposures [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	175,431	166,769
Off-balance sheet credit risks [member] | Non retail exposures [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	67,720	63,720
Off-balance sheet credit risks [member] | Non retail exposures [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,083	2,004
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	231,349	225,191
Allowance for loan losses	112	110
Loans, net of allowance	231,237	225,081
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	179,340	168,722
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	42,532	47,997
Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,268	5,373
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,591	2,473
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	618	626
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	36,756	35,018
Allowance for loan losses	1,031	1,003
Loans, net of allowance	35,725	34,015
Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,962	7,245
Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,008	9,846
Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,783	11,593
Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,876	6,213
Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	127	121
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	250,430	237,666
Allowance for loan losses	1,452	1,333
Loans, net of allowance	248,978	236,333
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	826	736
Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	122,127	118,471
Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	122,012	113,950
Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,465	4,509
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	674,053	648,143
Allowance for loan losses	1,717	1,628
Loans, net of allowance	672,336	646,515
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	171,549	165,080
Allowance for loan losses	647	574
Loans, net of allowance	170,902	164,506
Stage 1 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	92,519	87,906
Stage 1 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	45,483	48,008
Stage 1 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,828	23,008
Stage 1 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,719	6,158
Stage 1 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	546,432	528,532
Allowance for off balance sheet credit instruments	608	550
Total off balance sheet credit instruments, net of allowance	545,824	527,982
Stage 1 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	229,898	236,456
Stage 1 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	62,385	50,116
Stage 1 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	12,314	12,005
Stage 1 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,762	1,423
Stage 1 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	175,431	166,769
Stage 1 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	64,640	61,763
Stage 1 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	228,329	222,509
Allowance for loan losses	29	24
Loans, net of allowance	228,300	222,485
Stage 1 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	179,288	168,690
Stage 1 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	42,285	47,821
Stage 1 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,821	5,106
Stage 1 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	935	892
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	34,263	32,796
Allowance for loan losses	409	379
Loans, net of allowance	33,854	32,417
Stage 1 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,956	7,234
Stage 1 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,925	9,780
Stage 1 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,508	11,347
Stage 1 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,874	4,435
Stage 1 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	239,912	227,758
Allowance for loan losses	632	651
Loans, net of allowance	239,280	227,107
Stage 1 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	121,934	118,414
Stage 1 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	117,231	108,678
Stage 1 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	747	666
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	19,419	18,204
Allowance for loan losses	1,330	1,217
Loans, net of allowance	18,089	16,987
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,617	5,622
Allowance for loan losses	368	349
Loans, net of allowance	5,249	5,273
Stage 2 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	906	983
Stage 2 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,215	1,190
Stage 2 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,012	1,063
Stage 2 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,484	2,386
Stage 2 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	7,646	6,957
Allowance for off balance sheet credit instruments	470	477
Total off balance sheet credit instruments, net of allowance	7,176	6,480
Stage 2 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	734	1,007
Stage 2 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	627	654
Stage 2 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	286	349
Stage 2 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	838	986
Stage 2 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	3,080	1,957
Stage 2 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,081	2,004
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,165	1,739
Allowance for loan losses	30	34
Loans, net of allowance	2,135	1,705
Stage 2 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	52	32
Stage 2 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	247	176
Stage 2 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	447	267
Stage 2 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,419	1,264
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,063	1,768
Allowance for loan losses	309	283
Loans, net of allowance	1,754	1,485
Stage 2 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6	11
Stage 2 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	83	66
Stage 2 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	275	246
Stage 2 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,699	1,445
Stage 2 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,574	9,075
Allowance for loan losses	623	551
Loans, net of allowance	8,951	8,524
Stage 2 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	193	57
Stage 2 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,781	5,272
Stage 2 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,600	3,746
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,285	3,607
Allowance for loan losses	722	704
Loans, net of allowance	2,563	2,903
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,056	1,377
Allowance for loan losses	159	180
Loans, net of allowance	897	1,197
Stage 3 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	583	817
Stage 3 [member] | Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	473	560
Stage 3 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	101	96
Allowance for off balance sheet credit instruments	7	2
Total off balance sheet credit instruments, net of allowance	94	94
Stage 3 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	101	96
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	855	943
Allowance for loan losses	53	52
Loans, net of allowance	802	891
Stage 3 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	237	317
Stage 3 [member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	618	626
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	430	454
Allowance for loan losses	313	341
Loans, net of allowance	117	113
Stage 3 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	303	333
Stage 3 [member] | Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	127	121
Stage 3 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	944	833
Allowance for loan losses	197	131
Loans, net of allowance	747	702
Stage 3 [member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	826	736
Stage 3 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 118	$ 97